INTANGIBLE ASSETS - Amortization period (Details)	12 Months Ended
Dec. 31, 2023
Telecommunications licenses, frequencies and permissions | Bottom of range
Intangible assets
Useful life measured as period of time, intangible assets other than goodwill	3 years
Telecommunications licenses, frequencies and permissions | Top of range
Intangible assets
Useful life measured as period of time, intangible assets other than goodwill	20 years
Software | Bottom of range
Intangible assets
Useful life measured as period of time, intangible assets other than goodwill	3 years
Software | Top of range
Intangible assets
Useful life measured as period of time, intangible assets other than goodwill	10 years
Brands and trademarks | Bottom of range
Intangible assets
Useful life measured as period of time, intangible assets other than goodwill	3 years
Brands and trademarks | Top of range
Intangible assets
Useful life measured as period of time, intangible assets other than goodwill	15 years
Customer relationships | Bottom of range
Intangible assets
Useful life measured as period of time, intangible assets other than goodwill	10 years
Customer relationships | Top of range
Intangible assets
Useful life measured as period of time, intangible assets other than goodwill	21 years
Other intangible assets | Bottom of range
Intangible assets
Useful life measured as period of time, intangible assets other than goodwill	4 years
Other intangible assets | Top of range
Intangible assets
Useful life measured as period of time, intangible assets other than goodwill	10 years